Aberdeen Japanese Equities Fund
Aberdeen Japanese Equities Fund
ABERDEEN FUNDS Aberdeen Japanese Equities Fund Supplement dated June 1, 2018 to the Prospectus dated February 28, 2018, as supplemented to date (the “Prospectus”)
Effective immediately, the following replaces the first paragraph in the section entitled “Summary — Aberdeen Japanese Equities Fund — Performance” in the Prospectus beginning on page 103:

The bar chart and table below can help you evaluate potential risks of the Japanese Equities Fund. The bar chart shows the Fund’s annual total return for the Institutional Class. The returns in the bar chart do not reflect the impact of sales charges, if any. If the applicable sales charges were included, the annual total returns would be lower than those shown. Unlike the bar chart, the returns in the table reflect the maximum applicable sales charges. The table compares the Fund’s average annual total returns to the returns of the Tokyo Stock Price Index (“TOPIX”), a broad-based securities index. Effective June 1, 2018, the MSCI Japan Index replaced the TOPIX Index as the Fund’s primary benchmark. The Adviser believes that the MSCI Japan Index is a more meaningful comparison index given the large-cap nature of the Fund’s holdings. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Average Annual Total Returns as of December 31, 2017

Effective immediately, the following replaces the table in the section entitled “Summary — Aberdeen Japanese Equities Fund — Performance — Average Annual Total Returns as of December 31, 2017” in the Prospectus beginning on page 103:

Average Annual Returns - Aberdeen Japanese Equities Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A Shares	15.98%	8.50%	Nov. 30, 2015
Class C Shares	21.23%	10.80%	Nov. 30, 2015
Class R Shares	22.81%	11.34%	Nov. 30, 2015
Class T	20.01%	10.26%	Nov. 30, 2015
Institutional Class Shares	23.51%	11.94%	Nov. 30, 2015
Institutional Service Class Shares	23.41%	11.88%	Nov. 30, 2015
After Taxes on Distributions | Institutional Class Shares	22.95%	11.37%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class Shares	13.54%	9.00%
MSCI Japan Index (reflects no deduction for fees, expenses or taxes)	24.39%	12.66%	Nov. 30, 2015
TOPIX Index (reflects no deduction for fees, expenses or taxes)	26.56%	14.08%	Nov. 30, 2015

This supplement is dated June 1, 2018. Please retain this supplement for future reference.